Note 13 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Balance		$ 193,034	$ 174,662
RNCI share of earnings		7,422	6,354
RNCI redemption increment		13,496	15,977
Distributions paid to RNCI	$ (5,084)	(9,241)	(5,084)
Purchases of interests from RNCI, net		(6,510)	(20,231)
RNCI recognized on business acquisitions		18,986	21,293
Other		1,948	63
Balance	$ 193,034	$ 219,135	$ 193,034